DERIVATIVE LIABILITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF DERIVATIVE LIABILITY

The derivative liability at March 31, 2023 and December 31, 2022 consisted of:

	March 31, 2023 (Unaudited)	December 31, 2022
Convertible Promissory Note payable to Quick Capital, LLC due October 14, 2022. Please see NOTE G – CONVERTIBLE NOTES PAYABLE for further information.	48,700	52,179
Convertible Promissory Note payable to BHP Capital NY Inc. due October 14, 2022. Please see NOTE G – CONVERTIBLE NOTES PAYABLE for further information.	56,546	60,531

Total	$105,246	$112,710

The derivative liability at December 31, 2022 and December 31, 2021 consisted of:

	December 31, 2022	December 31, 2021
Convertible Promissory Note payable to Labrys Fund Ltd. Please see NOTE H – CONVERTIBLE NOTES PAYABLE for further information.	$-	$17,987
Convertible Promissory Note payable to Quick Capital, LLC. Please see NOTE H – CONVERTIBLE NOTES PAYABLE for further information.	52,179	636,989
Convertible Promissory Note payable to BHP Capital NY Inc. Please see NOTE H – CONVERTIBLE NOTES PAYABLE for further information.	60,531	718,235

Total	$112,710	$1,373,211